Stock-Based Compensation (Assumptions for Stock Option Expense) (Detail)	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Dividend yield	0.00%	1.02%	0.88%
Risk-free interest rate	0.00%	1.70%	2.10%
Weighted average expected life (years)		10 years	10 years
Expected volatility	0.00%	5.00%	2.00%